Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge, gain (loss)	$ 8,004	$ 24,382
Amortization of cash flow hedge	(27)	(28)
Gain reclassified from AOCI	(6,351)	(4,639)
Change in fair value of cash flow hedges, net of tax expense of $599 and $13,344, respectively (note 25(b)(ii))	$ 1,626	$ 19,715